INVENTORIES	12 Months Ended
Dec. 31, 2017
INVENTORIES
INVENTORIES

18.INVENTORIES

		At December 31,
		2016	2017
		Thousand USD	Thousand USD
Solar modules		479	166
Permits and related costs capitalized during the course of obtaining permits	(a)	3,623	141
Solar parks completed or under development those are held for sale	(b)	34,932	—

		39,034	307

Note:

(a)	In August 2016, the Group acquired 22.5MW development stage permits for the solar projects in California and Vermont. In 2017, the group was in the process of developing 11.8 MW permits in Canada.

(b)

The balance as of December 31, 2016 represents the cost capitalized, including land costs and cost for construction of solar parks relating to the solar parks under development in South America. These solar parks are connected at August 2017, and held as IPP solar parks.